MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES [Text Block]

4. MARKETABLE SECURITIES

As at December 31, 2020, the Company held marketable securities with an aggregate market value of $736,960 (December 31, 2019 - $160,500), consisting of 2.5 million common shares of NorthIsle Copper and Gold Inc. with a market value of $700,000 (December 31, 2019 - $150,000) and 168,000 common shares of Granite Creek Copper Ltd. with a market value of $36,960 (December 31, 2019 - $10,500).